Financial Instruments and Fair Value Measurements - Summary of Financial Instruments and Fair Value Measurements (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	$ 13,368,761	$ 12,822,394
Recurring fair value measurement [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	724,380	896,916
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	673,921	880,035
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	50,459	16,881
Recurring fair value measurement [member] | Money market funds [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	667,542	876,126
Recurring fair value measurement [member] | Money market funds [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	667,542	876,126
Recurring fair value measurement [member] | Marketable Securities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	6,379	3,909
Recurring fair value measurement [member] | Marketable Securities [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	6,379	3,909
Recurring fair value measurement [member] | Trade receivables [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	50,459	16,881
Recurring fair value measurement [member] | Trade receivables [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	$ 50,459	$ 16,881